John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.3%				$166,455,390
(Cost $149,524,565)
Alaska 1.2%				2,011,080
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	2,000,000	2,011,080
California 8.8%				15,013,409
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,201,890
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,155,360
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,167,600
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,000,000	1,042,280
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	1,000,000	1,061,420
Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	2,000,000	2,137,660
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,180,600
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,694,726
River Islands Public Financing Authority Community Facilities District, Series 2003-1, Series A	5.000	09-01-48	750,000	870,008
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,861,365
Tobacco Securitization Authority of Northern California Capital Appreciation 2nd Subordinated Asset Backed, Series C (B)	7.310	06-01-45	10,000,000	1,640,500
Colorado 5.1%				8,765,250
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	1,000,000	1,105,250
Colorado Health Facilities Authority Commonspirit Health, Series A-1	4.000	08-01-44	1,000,000	1,153,610
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,268,675
Regional Transportation District Denver Transit Partners P3 Project	6.000	01-15-41	1,000,000	1,015,060
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,584,375
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.546	12-01-37	2,000,000	638,280
Connecticut 0.6%				1,097,890
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,097,890
Delaware 0.9%				1,531,905
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,531,905
District of Columbia 4.0%				6,918,080
District of Columbia KIPP DC Project	4.000	07-01-49	1,000,000	1,126,970
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,968,040
Metropolitan Washington DC Airports Authority Metrorail, Series A (B)	2.831	10-01-37	3,000,000	1,823,070
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 6.1%				$10,365,927
Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,157,250
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	1,000,000	1,088,290
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	561,415
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	695,600
County of Osceola Transportation Revenue Series A-2 (B)	3.286	10-01-48	1,500,000	587,190
County of Osceola Transportation Revenue Series A-2 (B)	3.313	10-01-49	1,325,000	498,121
Escambia County Health Facilities Authority Series A	4.000	08-15-50	1,500,000	1,720,020
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,092,650
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,134,200
Village Community Development District No. 12 (A)	4.250	05-01-43	995,000	1,095,475
Village Community Development District No. 8 Phase II	6.125	05-01-39	730,000	735,716
Georgia 2.1%				3,650,400
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	932,450
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,506,030
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,211,920
Illinois 9.5%				16,202,313
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,264,110
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,235,600
City of Chicago Series A, GO	5.000	01-01-28	1,000,000	1,229,010
City of Chicago Series A, GO	5.250	01-01-35	750,000	773,595
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,258,930
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,166,500
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,106,000
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,547,775
Sales Tax Securitization Corp. Series A	4.000	01-01-39	500,000	588,735
State of Illinois Series D, GO	5.000	11-01-21	750,000	798,773
State of Illinois, GO	5.000	04-01-27	2,000,000	2,285,800
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	867,225
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,080,260
Indiana 2.2%				3,818,570
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,171,260
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	$1,549,440
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (A)	6.125	01-15-34	1,000,000	1,097,870
Iowa 0.6%				1,101,400
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,101,400
Kentucky 0.5%				828,600
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	828,600
Louisiana 1.7%				2,827,660
Calcasieu Parish Memorial Hospital Service District Lake Charles Memorial Hospital	5.000	12-01-39	500,000	613,020
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects	3.500	11-01-32	2,000,000	2,214,640
Maryland 1.3%				2,221,270
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,052,450
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,168,820
Massachusetts 2.4%				4,107,907
Collegiate Charter School of Lowell	5.000	06-15-39	500,000	549,640
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,151,240
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	1,000,000	1,108,110
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	1,135,000	1,298,917
Michigan 0.3%				561,320
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	561,320
Minnesota 3.4%				5,727,437
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	544,625
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,087,200
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	558,860
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,395,025
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,068,160
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,073,567
Missouri 2.0%				3,393,550
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,140,390
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,160,830
Lees Summit Industrial Development Authority John Knox Village Series A	5.000	08-15-51	1,000,000	1,092,330
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 1.3%				$2,182,365
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	541,505
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)	6.125	07-01-52	1,000,000	1,116,120
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	524,740
New Jersey 3.3%				5,721,490
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,122,560
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,100,250
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,177,080
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,156,760
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,164,840
New York 3.7%				6,383,110
Erie Tobacco Asset Securitization Corp. Series A (B)	9.044	06-01-60	15,000,000	436,950
Nassau County Tobacco Settlement Corp. Capital Appreciation, Third D (B)	8.475	06-01-60	12,000,000	432,840
New York Counties Tobacco Trust IV Series F (B)	8.610	06-01-60	15,000,000	514,200
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	1,850,000	2,082,675
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,144,340
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,232,590
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	539,515
Ohio 5.6%				9,562,540
Buckeye Tobacco Settlement Financing Authority Capital Appreciation Asset Senior Convertible A3	6.250	06-01-37	1,550,000	1,731,970
Buckeye Tobacco Settlement Financing Authority Senior Class 2, Series B-2	5.000	06-01-55	2,000,000	2,258,080
Buckeye Tobacco Settlement Financing Authority Senior Class 2, Series B-3 (B)	5.329	06-01-57	20,000,000	2,810,000
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project	3.250	09-01-29	1,000,000	1,072,840
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	569,850
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,119,800
Oklahoma 0.3%				574,760
Tulsa Industrial Authority University Tulsa	5.000	10-01-31	500,000	574,760
Oregon 0.7%				1,175,290
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,175,290
Pennsylvania 2.7%				4,667,158
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	750,000	801,968
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,143,770
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	950,000	$966,540
Pennsylvania Turnpike Commission Series A-3 (B)	2.459	12-01-41	3,000,000	1,754,880
Puerto Rico 6.4%				10,938,501
Children's Trust Fund Series A (B)	6.502	05-15-50	8,000,000	1,160,400
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (D)	7.000	07-01-43	1,250,000	1,023,438
Puerto Rico Electric Power Authority Series TT-RSA-1 (D)	5.000	07-01-24	765,000	609,131
Puerto Rico Public Buildings Authority Series U (D)	5.250	07-01-42	1,000,000	847,500
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.658	07-01-46	9,000,000	2,666,430
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,000,000	1,129,620
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.955	07-01-51	5,000,000	1,074,600
Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	2,189,000	2,427,382
Rhode Island 2.3%				3,980,620
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,726,170
Tobacco Settlement Financing Corp. Series A (B)	5.998	06-01-52	8,000,000	1,189,200
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,065,250
South Carolina 0.7%				1,108,930
South Carolina Jobs-Economic Development Authority Episcopal at Home Still	5.000	04-01-48	1,000,000	1,108,930
Tennessee 2.5%				4,352,958
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,352,958
Texas 8.7%				14,944,591
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,141,080
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,064,050
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,391,560
City of Seguin Hospital Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,097,570
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,628,790
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	1,070,990
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Presbyterian Village North Project	5.250	10-01-49	1,000,000	1,126,860
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, Series D	6.250	12-15-26	1,700,000	2,023,340
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,159,190
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,184,310
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	55,000	56,851
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Vermont 0.9%				$1,482,045
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-28	250,000	285,630
Vermont Economic Development Authority Wake Robin Corp. Project	5.400	05-01-33	1,135,000	1,196,415
Virginia 2.5%				4,183,689
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,981,809
Norfolk Redevelopment & Housing Authority Retirement Community	5.000	01-01-49	1,000,000	1,097,440
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	1,104,440
Wisconsin 3.0%				5,053,375
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,116,010
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,302,904
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,103,970
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,112,460
Wisconsin Health & Educational Facilities Authority St. Camillus Health Center System, Inc.	5.000	11-01-46	375,000	418,031

	Yield (%)	Shares	Value
Short-term investments 0.1%			$196,981
(Cost $196,959)
Short-term funds 0.1%
John Hancock Collateral Trust (E)	1.6968(F)	19,681	196,981
Total investments (Cost $149,721,524) 97.4%			$166,652,371
Other assets and liabilities, net 2.6%			4,419,797
Total net assets 100.0%			$171,072,168

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,736,489 or 12.7% of the fund's net assets as of 2-29-20.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-29-20.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.4
Assured Guaranty Municipal Corp.	0.5

TOTAL	2.9

The fund had the following sector composition as a percentage of net assets on 2-29-20:
General obligation bonds	4.8%
Revenue bonds	92.5%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Health care	28.5%
Other revenue	16.5%
Development	15.6%
Tobacco	12.4%
Transportation	6.1%
Education	3.6%
Facilities	2.7%
Airport	2.4%
Utilities	2.1%
Housing	1.5%
Water and sewer	0.8%
Pollution	0.3%
Short-term investments and other	2.7%
TOTAL	100.0%
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$166,455,390	—	$166,455,390	—
Short-term investments	196,981	$196,981	—	—
Total investments in securities	$166,652,371	$196,981	$166,455,390	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	19,681	—	$31,668,215	$(31,480,654)	$9,398	$22	$25,629	—	$196,981
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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